Financial Risk Management	6 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Financial risk management
23.	Financial risk management

The Company’s activities expose it to a variety of financial risks from its operation. The key financial risks include credit risk, liquidity risk and market risk (including foreign currency risk and interest rate risk).

Credit risk

Credit risk refers to the risk that the counterparty will default on its contractual obligations resulting in a loss to the Company. The Company’s exposure to credit risk arises primarily from trade and other receivables. For other financial assets (including cash), the Company minimizes credit risk by dealing exclusively with high credit rating counterparties.

The Company’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognising expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL

II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL – not credit impaired

III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL – credit-impaired

IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written off

The table below details the credit quality of the Company’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
		RM	RM	RM	US$
December 31, 2025
Trade receivables	Lifetime ECL (Simplified)	6,261,073	(173,980)	6,087,093	1,500,762
Other receivables	12-month ECL	200,040	-	200,040	49,320
Cash and bank balances	12-month ECL	17,533,568	-	17,533,568	4,322,872
	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
		RM	RM	RM	US$
June 30, 2025
Trade receivables	Lifetime ECL (Simplified)	6,274,545	(141,849)	6,132,696	1,512,006
Other receivables	12-month ECL	196,471	-	196,471	48,440
Cash and bank balances	12-month ECL	23,723,687	-	23,723,687	5,849,035

Trade receivables

For trade receivables, the Company has applied the simplified approach in IFRS 9 and use provision matrix to measure the loss allowance at lifetime ECL. In determining ECL on a collective basis, trade receivables are grouped based on similar credit risk and aging. The Company considers the historical credit loss experience based on the past due status of the debtors, historical customers’ payment profile and adjusted as appropriate to reflect current conditions and estimates of future economic conditions affecting the ability of the customers to settle the debts. Accordingly, the credit risk profile of trade receivables is presented based on their past due status in terms of the provision matrix.

	Trade receivables	ECL	Trade receivables, net	Trade receivables, net
	RM	RM	RM	US$
December 31, 2025
Not past due	5,152,221	(144,815)	5,007,406	1,234,567
< 30 days	414,732	(11,557)	403,175	99,402
31 days to 60 days	691,811	(17,508)	674,303	166,248
61 days to 90 days	-	-	-	-
91 days to 120 days	2,309	(100)	2,209	545
>120 days	-	-	-	-
	6,261,073	(173,980)	6,087,093	1,500,762

	Trade receivables	ECL	Trade receivables, net	Trade receivables, net
	RM	RM	RM	US$
June 30, 2025
Not past due	4,944,289	(119,697)	4,824,592	1,189,495
< 30 days	987,992	(17,482)	970,510	239,278
31 days to 60 days	336,636	(4,393)	332,243	81,914
61 days to 90 days	5,628	(277)	5,351	1,319
91 days to 120 days	-	-	-	-
>120 days	-	-	-	-
	6,274,545	(141,849)	6,132,696	1,512,006

Exposure to credit risk

The Company has no significant concentration of credit risk except for those significant customers disclosed below. The Company has credit policies and procedures in place to minimize and mitigate its credit risk exposure.

The following table sets forth a summary of single customers who represent 5% or more of the Company’s revenue:

	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	US$
Customer A	5,235,428	4,751,449	1,171,462
Customer B	3,094,611	2,759,985	680,470
Customer C	907,164	1,088,470	268,360
	9,237,203	8,599,904	2,120,292

Liquidity risk

Liquidity risk refers to the risk that the Company will encounter difficulties in meeting its short-term obligations due to shortage of funds. The Company’s exposure to liquidity risk arises primarily from mismatches of the maturities of financial assets and liabilities. It is managed by matching the payment and receipt cycles. The Company finances its working capital requirements through a combination of funds generated from operations, bank borrowings, and advances and loans from related parties, if necessary.

Market risk

Market risk is the risk that changes in market prices, such as interest rates and foreign exchange rates will affect the Company’s profit or loss. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return on risk.

Interest rate risk

The Company does not expect any significant effect on the Company’s profit or loss arising from the effects of reasonably possible changes to interest rates on interest bearing financial instruments at the end of the reporting period.

Foreign currency risk

The Company ensures that the net exposure is kept to an acceptable level by buying or selling foreign currencies at spot rates, where necessary, to address short-term imbalances.